OTHER ACCOUNTS RECEIVABLE, NET - Net of Impairment Losses (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(9,694,456)	(11,855,131)
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	23,380,573	19,027,205
Trade receivables [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	23,762,989	19,410,007
Trade receivables [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(382,416)	(382,802)
Service concession arrangements [member]
Disclosure of financial assets [line items]
Financial assets	16,153,016	13,081,532
Service concession arrangements [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	16,161,187	13,088,483
Service concession arrangements [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(8,171)	(6,951)
Other accounts receivable, excluding service concession arrangements [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 7,601,802	$ 6,321,524